Investment and Fair Value Measurement (Details) - Schedule of quantitative information about the group’s level 3 fair value measurements of investment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Quantitative Information About The Group SLevel3 Fair Value Measurements Of Investment Abstract
Valuation technique	Recent transactions	Recent transactions
Unobservable input	Recent transaction price	Recent transaction price
Range (weighted average)	$0.0001 - $0.01	$0.0001 - $0.01